Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	JOHNSON MUTUAL FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000892657
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Johnson Institutional Intermediate Bond Fund (Prospectus Summary) | Johnson Institutional Intermediate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBEX
Johnson Institutional Intermediate Bond Fund (Prospectus Summary) | Johnson Institutional Intermediate Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIMEX